Dividends and other reserves (Tables)	6 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of dividends

	Six months ended 31 December 2025	Six months ended 31 December 2024
Amounts recognised as distributions to equity shareholders	$ million	$ million
Final dividend for the year ended 30 June 2025 of 62.98 cents per share (2024 - 62.98 cents)	1,401	1,399